Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	€ 85,306	€ 102,523
Right-of-use assets	49,013	54,718
Intangible assets and goodwill	3,757	6,021
Equity-method investees	40,089	41,342
Other non-current receivables	3,364	4,519
Other non-current assets	1,891	2,896
Deferred tax assets	531	513
Total non-current assets	183,951	212,532
Current assets
Inventories	63,909	69,685
Trade receivables	33,934	29,187
Other current receivables	9,833	7,723
Other current assets	9,146	9,241
Current income tax assets	1,255	1,082
Gains on derivative financial instruments	112	145
Cash and cash equivalents	48,187	39,799
Assets held for sale	5,673
Total current assets	172,049	156,862
TOTAL ASSETS	356,000	369,394
EQUITY
Share capital	54,853	54,853
Reserves	13,043	17,147
Retained earnings	6,448	31,126
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	74,344	103,126
Non-controlling interests	1,020	1,692
TOTAL EQUITY	75,364	104,818
Non-current liabilities
Long-term borrowings	9,302	14,091
Long-term lease liabilities	43,137	46,053
Employees’ leaving entitlement	15,747	16,121
Non-current contract liabilities	8,033	9,089
Provisions	14,274	12,966
Deferred income for government grants	12,458	13,869
Deferred tax liabilities	1,024	430
Total non-current liabilities	103,975	112,619
Current liabilities
Bank overdrafts and short-term borrowings	30,812	24,170
Current portion of long-term borrowings	7,124	4,321
Current portion of lease liabilities	10,456	11,314
Trade payables	74,263	68,476
Other payables	28,269	22,049
Current contract liabilities	16,150	14,014
Provisions	3,745	4,489
Other liabilities	1,069	1,069
Liabilities for current income tax	1,134	1,283
Losses on derivative financial instruments	253	772
Liabilities directly related to assets held for sale	3,386
Total current liabilities	176,661	151,957
TOTAL LIABILITIES	280,636	264,576
TOTAL EQUITY AND LIABILITIES	€ 356,000	€ 369,394